Document and Entity Information	May 19, 2026
Cover [Abstract]
Entity Registrant Name	VERRA MOBILITY Corp
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001682745
Document Type	8-K/A
Document Period End Date	May 19, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-37979
Entity Tax Identification Number	81-3563824
Entity Address, Address Line One	2046 Riverview Auto Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Mesa
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85201
City Area Code	(480)
Local Phone Number	443-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	VRRM
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K of Verra Mobility Corporation (the “Company”), as initially filed with the U.S. Securities and Exchange Commission on May 20, 2026 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2026 annual meeting of stockholders held on May 19, 2026 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision regarding whether future non-binding advisory votes on the compensation of the Company’s named executive officers (“Say-on-Pay Votes”) should be held every one year, two years or three years (the “Say-on-Frequency Votes”). Except as set forth herein, no other changes have been made to the Original Form 8-K.